Summary of Principal Accounting Policies	12 Months Ended
Dec. 31, 2025
Summary of Principal Accounting Policies [Abstract]
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES

2. SUMMARY OF PRINCIPAL ACCOUNTING POLICIES

Basis of presentation

The accompanying consolidated financial statements of the Company have been prepared in accordance with the accounting principles generally accepted in the United States of America (“US GAAP”).

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The realization of assets and the satisfaction of liabilities in the normal course of business are dependent on, among other things, the Company’s ability to generate cash flows from operations, and the Company’s ability to arrange adequate financing arrangements to support its working capital requirements.

Non-controlling interests

Non-controlling interests represent the equity interests of MTP and JMC that are not attributable, either directly or indirectly, to the Company. In the July 2023, the non-controlling equity holder exited its investment in MTP. In December 2023, JMC closed dissolution.

As of December 31, 2025 and 2024, the Company did not have outstanding balance of non-controlling interests.

Use of Estimates

The Company’s consolidated financial statements have been prepared in accordance with U.S. GAAP. The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Company bases its estimates on historical experience and on various other assumptions that are believed to be reasonable for making judgments that are not readily apparent from other sources.

The most significant estimates with regard to these consolidated financial statements are accounting for the application of the amount and timing of future cash flows associated with each asset that are used to evaluate whether assets are impaired, useful lives of content assets, revenue recognition from contract liabilities, accounting for income taxes, and the amounts recorded as allowances for credit loss accounts.

Functional currency

The reporting currency and functional currency of the Company is U.S. dollars (“$”) and the accompanying consolidated financial statements have been expressed in $.

Fair value Measurement

The Company applies ASC Topic 820, Fair Value Measurements and Disclosures which defines fair value, establishes a framework for measuring fair value and expands financial statement disclosure requirements for fair value measurements.

ASC Topic 820 defines fair value as the price that would be received from the sale of an asset or paid to transfer a liability (an exit price) on the measurement date in an orderly transaction between market participants in the principal or most advantageous market for the asset or liability.

ASC Topic 820 specifies a hierarchy of valuation techniques, which is based on whether the inputs into the valuation technique are observable or unobservable. The hierarchy is as follows:

Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.

Level 3 inputs to the valuation methodology are unobservable and significant to the fair value. Unobservable inputs are valuation technique inputs that reflect the Company’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

Fair value of digital assets is based on Level 1 inputs as these were based on observable quoted prices in the Company’s principal market for identical assets. Management of the Company considers the carrying amount of cash and cash equivalents, accounts receivable, loans receivable due from a related party, other receivables, accounts payable, other payables and income taxes payable based on the short-term maturity of these instruments to approximate their fair values because of their short-term nature. Warrants were measured at fair value using unobservable inputs and categorized in Level 3 of the fair value hierarchy (Note 9).

Business combinations

Business combinations are recorded using the acquisition method of accounting. The Company uses a screen test to evaluate whether a transaction should be accounted for as an acquisition and/or disposal of a business versus assets. In order for a purchase to be considered an acquisition of a business, and receive business combination accounting treatment, the set of transferred assets and activities must include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create outputs. If substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or a group of similar identifiable assets, then the set of transferred assets and activities is not a business.

The purchase price of business acquisition is allocated to the tangible assets, liabilities, identifiable intangible assets acquired and noncontrolling interest, if any, based on their estimated fair values as of the acquisition date. The excess of the purchase price over those fair values is recorded as goodwill. Acquisition-related expenses and restructuring costs are expensed as incurred.

Where the consideration in an acquisition includes contingent consideration and the payment of which depends on the achievement of certain specified conditions post-acquisition, the contingent consideration is recognized and measured at its fair value at the acquisition date and if recorded as a liability, it is subsequently carried at fair value with changes in fair value reflected in earnings.

Changes in the ownership interest that do not result in a change in control of the subsidiary that is a business are accounted for as equity transactions (i.e., no gain or loss is recognized in earnings) and are accounted for in accordance with ASC 810-10-45-22 through ASC 810-10-45-24. The carrying amount of the noncontrolling interest will be adjusted to reflect the change in the noncontrolling interest’s ownership interest in the subsidiary. Any difference between the amount by which the noncontrolling interest is adjusted and the fair value of the consideration paid or received is recognized in equity/additional paid-in capital and attributed to the equity holders of the parent in accordance with ASC 810-10-45-23.

Cash and Cash Equivalents

The Company considers highly liquid investments readily convertible into known amounts of cash, with original maturities of 90 days or less from the date of acquisition, as cash equivalents.

Accounts receivable

Accounts receivable are recorded at the gross billing amount less an allowance for expected credit losses. Accounts receivable do not bear interest.

The Company adopted Accounting Standards Update (“ASU”) No. 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”) to measure expected credit losses of accounts receivable.

The Company maintains an allowance for credit losses and records the allowance for credit losses as an offset to accounts receivable and the estimated credit losses charged to the allowance is classified as “General and administrative expenses” in the consolidated statements of income and comprehensive income. The Company assesses collectability by reviewing accounts receivable on aging schedules because the accounts receivable were primarily consisted of online advertising service fees from certain customers. In determining the amount of the allowance for credit losses, the Company considers historical collectability based on past due status, the age of the balances, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect the Company’s ability to collect from customers. Delinquent account balances are written-off against the allowance for expected credit loss after management has determined that the likelihood of collection is not probable.

As of December 31, 2025 and 2024, the Company did not provide expected credit losses against accounts receivable.

Digital assets

For the year ended December 31, 2025, the Company purchased bitcoin from open market. As of December 31, 2025, digital assets (primarily include bitcoin (“BTC”) and Ethena (“ENA”) are initially recorded at cost in current assets in the accompanying consolidated balance sheets.

The Company holds its digital assets in accounts with third-party custodians and exchanges. The Company assesses the custodial arrangements and related risks, including cybersecurity and counterparty risks.

The Company adopted ASU 2023-08 in the year ended December 31, 2025, which requires entities to measure certain cryptocurrencies at fair value, with changes in fair value recorded in net income in each reporting period. The Company’s digital assets are within the scope of ASU 2023-08.

ASC 820 defines “principal market” as the market with the greatest volume and level of activity for the asset or liability. The determination of the principal market (and, as a result, the market participants in the principal market) is made from the perspective of the reporting entity. The digital assets held by the Company are traded on a number of active markets globally. The Company considered CoinMarketCap to be its principal market as it provides reliable and great volume and level of activity for bitcoin for which the Company can access.

Purchases of digital assets by the Company are included within investing activities on the accompanying consolidated statements of cash flows. The changes of digital assets are included within operating activities   in the accompanying consolidated statements of cash flows. Changes in fair value are reported as “changes in fair value on digital assets” and realized gains or losses are reported as “realized gains (loss) on digital assets” in the consolidated statements of operations. The Company accounts for its gains or losses in accordance with the first-in first-out method of accounting.

Content assets, net

Content assets are classified as current content assets and non-current content assets, based on their estimated useful lives. Content assets are stated at cost less accumulated amortization and impairment if any. Content assets are amortized in a way which reflect the pattern in which the economic benefits of the content assets are expected to be consumed or otherwise used up. When assets are retired or disposed of, the costs and accumulated amortization are removed from the accounts, and any resulting gains or losses are included in income/loss in the year of disposition. Estimated useful lives are as follows:

Estimated Useful Life
Software	12 months
Produced contents	6 – 12 months
Copyrights	12 – 36 months

Long-term investments

As of December 31, 2025 and 2024, long-term investments represent the Company’s investment in two equity method investees over which the Company has significant influence, and investment in two privately held companies over which the Company neither has control nor significant influence through investments in ordinary shares.

Investment in equity method investees

In accordance with ASC 323, Investments - Equity Method and Joint Ventures, the Company accounts for the investment in privately held companies using equity method, because the Company has significant influence but does not own a majority equity interest or otherwise control over the equity investees.

Under the equity method, the Company initially records its investment at cost and prospectively recognizes its proportionate share of each equity investee’s net income or loss into its consolidated statements of operations. When the Company’s share of losses in the equity investee equals or exceeds its interest in the equity investee, the Company does not recognize further losses, unless the Company has incurred obligations or made payments or guarantees on behalf of the equity investee.

The Company continually reviews its investment in the equity investee to determine whether a decline in fair value below the carrying value is other-than-temporary. The primary factors the Company considers in its determination include the financial condition, operating performance and the prospects of the equity investee; other company specific information such as recent financing rounds; the geographic region, market and industry in which the equity investee operates; and the length of time that the fair value of the investment is below its carrying value. If the decline in fair value is deemed to be other-than-temporary, the carrying value of the equity investee is written down to fair value.

Investment in privately held companies

Equity investments not accounted for using the equity method are carried at fair value with unrealized gains and losses recorded in the consolidated statements of operations, according to ASC 321, Investments - Equity Securities. The Company elected to record the equity investments in privately held companies using the measurement alternative at cost, less impairment, with subsequent adjustments for observable price changes resulting from orderly transactions for identical or similar investments of the same issuer.

Equity investments in privately held companies accounted for using the measurement alternative are subject to periodic impairment reviews. The Company’s impairment analysis considers both qualitative and quantitative factors that may have a significant effect on the fair value of these equity securities, including consideration of the impact of the COVID-19 pandemic. In computing realized gains and losses on equity securities, the Company calculates cost based on amounts paid using the average cost method. Dividend income is recognized when the right to receive the payment is established.

Impairment of long-lived assets

In accordance with ASC Topic 360, the Company reviews long-lived assets or asset group for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets or asset group may not be fully recoverable. If circumstances require a long-lived asset or asset group be tested for possible impairment, the Company first compares undiscounted cash flows expected to be generated by that asset or asset group to its carrying amount. If the carrying amount of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying amount exceeds its fair value. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary. Any impairment write-downs would be treated as permanent reductions in the carrying amounts of the assets and a charge to operations would be recognized.

For the year ended December 31, 2024, the Company provided impairment of $770,800 against investment in equity investees (Note 6).

For the years ended December 31, 2025 and 2023, the Company did not provide impairment against long-lived assets.

Goodwill

Goodwill represents the excess of the purchase price over the fair value of identifiable net assets acquired in business combinations.

The Company assesses goodwill for impairment on annual basis as of December 31 or if indicators were noted for goodwill impairment. In accordance with ASU 2017-04, Intangibles—Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment (“ASU 2017-04”) issued by the Financial Accounting Standards Board (“FASB”) guidance on testing of goodwill for impairment, the Company will first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the quantitative impairment test. If this is the case, the quantitative goodwill impairment test is required. If it is more likely-than-not that the fair value of a reporting unit is greater than its carrying amount, the quantitative goodwill impairment test is not required.

Quantitative goodwill impairment test is used to identify both the existence of impairment and the amount of impairment loss, comparing the fair value of a reporting unit with its carrying amount, including goodwill. If the fair value of the reporting unit is greater than its carrying amount, goodwill is not considered impaired. If the fair value of the reporting unit is less than its carrying amount, an impairment loss shall be recognized in an amount equal to that excess, limited to the total amount of goodwill allocated to that reporting unit.

In January 2024, the Company recognized goodwill of $2,889,200 arising from business combination of FunVerse and its subsidiary (Note 4). As of December 31, 2025 and 2024, no impairment was provided against the goodwill.

Revenue Recognition

Membership and top-up streaming services (“IAP”)

Membership and top-up streaming services are referred to as In-App Purchases (“IAP”). The Company offers membership streaming services to subscribing members from various countries and the features of the plan, which primarily include access to exclusive and ad-free streaming of short dramas, and accelerated downloads and others. It’s optional for users to subscribe for weekly, monthly or annual membership on the short drama streaming platform. Users can also top up their accounts to acquire in-app coins on our platform, which are then used to continue viewing the short dramas. Users can also earn in-app coins to watch short dramas by completing daily and new user tasks.

Full membership and top-up charges are prepaid before provision of membership and top-up streaming services. The collection of membership and top-up charges are initially recorded as “contract liabilities” on the consolidated balance sheets and revenue is recognized ratably over the membership period and consumption of in-app coins as services are rendered.

Online advertising services (“IAA”)

Online advertising services are referred to as In-App Advertising (“IAA”). The Company sells advertising services by delivering brand advertising primarily to third-party advertising agencies. The Company provides advertisement placements on its short drama streaming platform in different formats, including but not limited to video, banners, links, logos, brand placement and buttons. The transaction prices are varied according to the scale of impressions and types of the advertisements in the contracts with customers. The contracts have one performance obligation. Revenues are recognized over time. The Company has a right to consideration from the customers in an amount that corresponds directly with the value the Company’s performance obligations completed to date. The Company adopted practical expedient under ASC 606-10-55-18, and recognizes revenues from provision of online advertising services based on amounts invoiced to the customers.

Content licensing business

The Company launched its content licensing business for its self-produced short dramas to certain online media platform in the year ended December 31, 2024. The Company entered into license agreements with third party platform customers, pursuant to which the Company grants license of its self-produced short-dramas to the platforms and allow them to distribute the short dramas for an agreed period of time. The transaction price is comprised of a fixed price and variable price which is calculated at a percentage of the revenues generated by the customers. The Company evaluates whether the license provides a right-to-use or right-to-access intellectual property. Revenue from fixed consideration is recognized at a point in time when control of the license is transferred for right-to-use licenses, or over time for right-to-access licenses. Variable consideration is recognized when it is probable that a significant reversal will not occur.

Contract balances

Contract liabilities are recognized if the Company receives consideration prior to satisfying the performance obligations, which include customer advances and deferred revenue under service arrangements.

As of December 31, 2024, the Company had contract liabilities of $2,095,500, which were recognized as revenues in the year ended December 31, 2025.

Disaggregation of revenue

For the years ended December 31, 2025, 2024 and 2023, the Company disaggregate revenue into three revenue streams, consisting of In-App Purchases services, In-App Advertising services and content licensing business, as follows:

	For the Years Ended December 31,
	2025	2024	2023
Membership and top-up streaming services	$21,620,200	$31,586,800	$-
Online advertising services	2,616,500	3,698,500	-
Content licensing business	1,868,900	898,700	-
	$26,105,600	$36,184,000	$-

Cost of revenues

For the year ended December 31, 2025 and 2024, the cost of revenues was primarily comprised of platform service fees charged by third party payment processors, amortization of produced contents, software and copyrights which were applied to produce short dramas and other expenses which were directly attributable to producing short dramas. Cost of revenues are recorded in the consolidated statements of operations and comprehensive loss as incurred.

Income Taxes

The Company accounts for current and deferred income taxes in accordance with the authoritative guidance, which requires that the income tax impact is to be recognized in the period in which the law is enacted. Current income tax expense represents taxes paid or payable for the current period. Deferred tax assets and liabilities are recognized using enacted tax rates for the future tax impact of temporary differences between the financial statement and tax bases of recorded assets and liabilities. A valuation allowance is recorded to reduce deferred tax assets when it is more likely than not that a tax benefit will not be realized based on historical and projected future taxable income over the periods in which the temporary differences are expected to be recovered or settled on each jurisdiction.

In accordance with the authoritative guidance on accounting for uncertainty in income taxes, the Company recognizes liabilities for uncertain tax positions based on the two-step process. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained in audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon ultimate settlement. As of December 31, 2025, the Company has not uncertain tax positions recorded.

Warrant

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own ordinary shares, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.

For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in capital at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded at their initial fair value on the date of issuance, and each balance sheet date thereafter with changes in fair value recognized in the statements of operations in the period of change.

Share-based compensation

The Company grants restricted shares to its management and employees. The Company measures the cost of the share options and restricted shares based on the grant date fair value of the awards and recognizes compensation cost over the vesting period, which is generally the requisite service period as required by the option agreement. When no future services are required to be performed by the employee in exchange for an award of equity instruments, the cost of the award is expensed on the grant date. The Company elects to recognize forfeitures when they occur.

Reclassification

Certain items in the financial statements of the comparative period have been reclassified to conform to the financial statements for the current period (Note 3). The reclassification has no impact on the total assets and total liabilities as of December 31, 2023 or on the statements of operations for the years ended December 31, 2023.

Segment reporting

The Company uses the management approach to determine operating segment. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker (“CODM”) for making decisions, allocation of resource and assessing performance.

The Company operates and manages its business as a single operating and reportable segment. The Company’s CODM has been identified as the Chief Executive Officer who reviews the consolidated net income (loss) when making decisions about allocating resources and assessing performances of the Company. Significant segment expenses are the same as these presented under the operating costs and expenses in the consolidated statements of operations, and the difference between net revenue less the significant segment expenses and consolidated net income are the other segment items. The CODM reviews and utilizes these financial metrics together with non-financial metrics to make operation decisions, such as the determination of the fee rate at which the Company charges for its services and the allocation of budget between operating costs and expense.

The following table disaggregates the Company’s revenues by primary geographical markets based on the location of customers for the years ended December 31, 2025 and 2024.

	For the year ended December 31, 2025
	United States and	Asia-	Europe, Middle East	Latin
	Canada	Pacific	and Africa	America	Total
Membership and top-up streaming services revenue	$6,522,600	$8,917,800	$5,022,500	$1,157,300	$21,620,200
Online advertising services	-	2,616,500	-	-	2,616,500
Content licensing	-	1,868,900	-	-	1,868,900
Total	$6,522,600	$13,403,200	$5,022,500	$1,157,300	$26,105,600

	For the year ended December 31, 2024
	United States and	Asia-	Europe, Middle East	Latin
	Canada	Pacific	and Africa	America	Total
Membership and top-up streaming services revenue	$13,427,900	$11,645,300	$4,399,700	$2,113,900	$31,586,800
Online advertising services	-	3,698,500	-	-	3,698,500
Content licensing	-	898,700	-	-	898,700
Total	$13,427,900	$16,242,500	$4,399,700	$2,113,900	$36,184,000

Going concern

For the years ended December 31, 2025, 2024 and 2023, the Company reported net losses of $34,296,300, $10,503,700 and $4,680,200, respectively. In addition, the Company had accumulated deficits of $60,633,900 and $26,337,600 as of December 31, 2025 and 2024, respectively, but the Company had working capital of $13,311,900 among which the Company held cash of $7,297,400 as of December 31, 2025, which is expected to support our operating and investing activities for the next 12 months.

The Company’s liquidity is based on its ability to generate cash from operating activities and obtain financing from investors to fund its general operations and capital expansion needs. The Company’s ability to continue as a going concern is dependent on management’s ability to successfully execute its business plan, which includes increasing revenue while controlling operating cost and expenses to generate positive operating cash flows and obtain financing from outside sources.

Given the financial condition of the Company and its operating performance, the Company assesses current working capital is sufficient to meet its obligations for the next 12 months from the issuance date of this report. Accordingly, management continues to prepare the Company’s consolidated financial statements on going concern basis.

Concentration and credit risks

1) Credit risk

Assets that potentially subject the Company to significant concentration of credit risk primarily consist of cash and cash equivalents. The maximum exposure of such assets to credit risk is their carrying amount as at the balance sheet dates. As of December 31, 2025, $7,297,400 were deposited in financial institutions in Singapore, and each bank accounts is insured by the government authority with the maximum limit of S$100,000. To limit exposure to credit risk relating to deposits, the Company primarily place cash and cash equivalent deposits with large financial institutions in Singapore which management believes are of high credit quality and the Company also continually monitors their credit worthiness.

The risk with respect to accounts receivable and amounts due from related parties is mitigated by credit evaluations the Company performs on its customers and its ongoing monitoring processes of outstanding balances.

The Company’s operations are carried out in Singapore. Accordingly, the Company’s business, financial condition and results of operations may be influenced by the political, economic and legal environments in Singapore as well as by the general state of the Singapore’s economy. In addition, the Company’s business may be influenced by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, interest rates and methods of taxation among other factors.

2) Foreign currency risk

We incurred certain operating expenses in the subsidiaries in Singapore which are denominated in SGD, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the Monetary Authority of Singapore (“MAS”). Approval of foreign currency payments by the MAS or other regulatory institutions requires submitting a payment application form together with suppliers’ invoices and signed contracts. The value of SGD is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the MAS market.

3) Concentration risks

Accounts receivable are typically unsecured and derived from goods sold and services rendered to customers, thereby exposed to credit risk. The risk is mitigated by the Company’s assessment of customers’ creditworthiness and its ongoing monitoring of outstanding balances. The Company has a concentration of its receivables and revenues with specific customers. For the years ended December 31, 2025 and 2024, the Company had no customers which accounted for more than 10% of revenues.

As of December 31, 2025, three customers accounted for 22.5%, 19.7% and 15.8% of accounts receivable, respectively. As of December 31, 2024, two customers accounted for 38.3% and 15.7% of accounts receivable, respectively.

Recently adopted accounting standards

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740), Improvements to Income Tax Disclosures. This ASU is effective for fiscal years beginning after December 15, 2024 on either a prospective or retrospective basis, with early adoption permitted. This ASU is intended to enhance the transparency and decision usefulness of income tax disclosures by requiring (i) consistent categories and greater disaggregation of information in the rate reconciliation and (ii) income taxes paid disaggregated by jurisdiction. The Company adopted this ASU on a prospective approach for the 2025 annual reporting period.

Recent accounting pronouncements

In December 2025, the FASB issued ASU 2025-12, which is to correct, clarify, and otherwise improve U.S. GAAP. ASU 2025-12 includes 33 improvements that span a wide range of topics, including Clarifying diluted earnings per share (EPS) calculation when a loss from continuing operations exists, Clarifying disclosure requirements for lease receivables from sales-type or direct financing leases, Revising the calculation of the reference amount for beneficial interests to prevent double counting credit losses, Clarifying the permissible methods to account for treasury stock retirements, and Clarifying the guidance for transfers of receivables from contracts with customers. The amendments in this Update are effective for all entities for annual reporting periods beginning after December 15, 2026, and interim reporting periods within those annual reporting periods. Early adoption is permitted in both interim and annual reporting periods in which financial statements have not yet been issued or made available for issuance. If an entity adopts the amendments in this Update in an interim period, it must adopt them as of the beginning of the annual reporting period that includes that interim reporting period. An entity may elect to early adopt the amendments on an issue-by-issue basis. For example, an entity may decide to early adopt certain amendments and adopt the remaining amendments at the effective date. An entity should apply the amendments in this Update (except for the amendments to Topic 260, Earnings Per Share, related to Issue 4) using one of the following transition methods: (i) Prospectively to all transactions recognized on or after the date that the entity first applies the amendments, or (ii) Retrospectively to the beginning of the earliest comparative period presented. An entity should adjust the opening balance of retained earnings (or other appropriate components of equity or net assets in the statement of financial position) as of the beginning of the earliest comparative period presented. The Company is currently evaluating these new disclosure requirements and does not expect the adoption to have a material impact.

In December 2025, the FASB issued ASU 2025-11, which is intended to improve the navigability of the guidance in ASC 270 and clarify when it applies. Under the amendments, an entity is subject to ASC 270 if it provides interim financial statements and notes in accordance with U.S. GAAP. The ASU also addresses the form and content of such financial statements, adds lists to ASC 270 of the interim disclosures required by all other Codification topics, and establishes a principle under which an entity must disclose events since the end of the last annual reporting period that have a material impact on the entity. As the Board stated in the proposed guidance and reiterates in the ASU, the amendments are not intended to change the fundamental nature of interim reporting or expand or reduce current interim disclosure requirements. For public business entities, the amendments in ASU 2025-11 are effective for interim reporting periods within annual reporting periods beginning after December 15, 2027. For entities other than public business entities, for interim reporting periods within annual reporting periods beginning after December 15, 2028. Early adoption is permitted for all entities. The Company is currently evaluating these new disclosure requirements and does not expect the adoption to have a material impact.

In July 2025, the FASB issued ASU 2025-05, which amends ASC 326-20 to provide a practical expedient for all entities which elect a practical expedient that assumes that current conditions as of the balance sheet date do not change for the remaining life of the asset in developing reasonable and supportable forecasts as part of estimating expected credit losses, and an accounting policy election for all entities, other than a public business entity, that elect the practical expedient related to the estimation of expected credit losses for current accounts receivable and current contract assets that arise from transactions accounted for under ASC 606. Under ASU 2025-05, an entity is required to disclose whether it has elected to use the practical expedient and, if so, whether it has also applied the accounting policy election. An entity that makes the accounting policy election is required to disclose the date through which subsequent cash collections are evaluated. ASU 2025-05 is effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods, with early adoption permitted. Entities should apply the new guidance prospectively. The Company is currently evaluating these new disclosure requirements and does not expect the adoption to have a material impact.

In January 2025, the FASB issued ASU 2025-01, “Income Statement – Comprehensive Income – Expense Disaggregation Disclosure (Subtopic 220-40): Clarifying the Effective Date.” This pronouncement revises the effective date of ASU 2024-03 and clarifies that all public business entities are required to adopt the guidance in annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Entities within the ASU’s scope are permitted to early adopt the accounting standard update. The Company is currently evaluating these new disclosure requirements and does not expect the adoption to have a material impact.

In November 2024, the FASB issued ASU 2024-03, “Income Statement—Reporting Comprehensive Income (Subtopic 220-40): Disaggregation of Income Statement Expenses.” This pronouncement introduces new disclosure requirements aimed at enhancing transparency in financial reporting by requiring disaggregation of specific income statement expense captions. Under the new guidance, entities are required to disclose a breakdown of certain expense categories, such as employee compensation; depreciation; amortization, and other material components. The disaggregated information can be presented either on the face of the income statement or in the notes to the financial statements, often using a tabular format. The ASU is effective for fiscal years beginning after December 15, 2025, and interim periods within those fiscal years. Early adoption is permitted. The Company is currently evaluating these new disclosure requirements and does not expect the adoption to have a material impact.

In October 2023, the FASB issued ASU 2023-06, Disclosure Improvements — codification amendments in response to SEC’s disclosure Update and Simplification initiative which amend the disclosure or presentation requirements of codification subtopic 230-10 Statement of Cash Flows — Overall, 250-10 Accounting Changes and Error Corrections — Overall, 260-10 Earnings Per Share — Overall, 270-10 Interim Reporting — Overall, 440-10 Commitments — Overall, 470-10 Debt — Overall, 505-10 Equity — Overall, 815-10 Derivatives and Hedging — Overall, 860-30 Transfers and Servicing — Secured Borrowing and Collateral, 932-235 Extractive Activities — Oil and Gas — Notes to Financial Statements, 946-20 Financial Services — Investment Companies — Investment Company Activities, and 974-10 Real Estate — Real Estate Investment Trusts — Overall. The amendments represent changes to clarify or improve disclosure and presentation requirements of above subtopics. Many of the amendments allow users to more easily compare entities subject to the SEC’s existing disclosures with those entities that were not previously subject to the SEC’s requirements. Also, the amendments align the requirements in the Codification with the SEC’s regulations. For entities subject to existing SEC disclosure requirements or those that must provide financial statements to the SEC for securities purposes without contractual transfer restrictions, the effective date aligns with the date when the SEC removes the related disclosure from Regulation S-X or Regulation S-K. Early adoption is not allowed. For all other entities, the amendments will be effective two years later from the date of the SEC’s removal.

Recently issued ASUs by the FASB, except for the ones mentioned above, have no material impact on the Company’s consolidated statements of operations and comprehensive loss or consolidated balance sheets.